Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following at the dates indicated:

	December 31,
	2022	2021
Computers and equipment	30,866	20,061
Less: accumulated depreciation	(19,063)	(9,475)

Property and equipment, net	$11,803	$10,586